COMMON STOCK WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights	The following table summarizes the warrants outstanding as of December 31, 2022 and 2021:

	2022	2021
Warrants outstanding at the beginning of the year	16,530	16,530
New warrant issuances to Hercules	—	—
Adjustment to the Hercules warrants due to the anti-dilutive provisions	—	—
Warrants outstanding at the end of the year	16,530	16,530

Schedule of common stock warrants assumptions
The Company has classified the warrants as equity in accordance with ASC 815. The fair value of the warrants were valued at issuance using the Black-Scholes option pricing model with the following assumptions:

	Underwriter Warrants	Hercules April Warrants	Hercules October Warrants
Warrants exercise price	$126.50	$110.00	$143.20
Fair value price per share of common stock	$110.00	$101.40	$114.60
Volatility	62.0%	70.0%	70.0%
Expected term remaining (years)	4.0	4.0	4.0
Risk-free interest rate	1.31%	2.79%	2.94%
Discount for lack of marketability	20.0%	20.0%	20.0%
Dividend yield	—	—	—
Fair value at initial valuation date	$505,273	$208,369	$59,292